Commitments Contingencies and Concentrations - Future Minimum Purchase Obligations Under Fiat Arrangement (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	$ 271
2015	211
2016	151
2017	85
2018	13
2019 and thereafter	30
Fiat [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	4
2015	3
2016	2
2017	2
2018
2019 and thereafter